SEGMENT INFORMATION - SEGMENT RESULTS - Narratives (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of segment revenues [line items]
Revenue	¥ 19,828,018,000	$ 2,883,866	[1]	¥ 18,331,422,000	¥ 17,280,504,000
Revenue derived from a single external customer	¥ 0			¥ 0
Guangzhou Railway Group [member]
Disclosure of segment revenues [line items]
Percentage of total revenues derived from single external customers				10.00%
Maximum [member]
Disclosure of segment revenues [line items]
Percentage of total revenues derived from single external customers	10.00%	10.00%
Guangzhou Railway Group's subsidiaries [member] | Guangzhou Railway Group [member]
Disclosure of segment revenues [line items]
Revenue	¥ 3,966,988,000			¥ 3,595,959,000	¥ 3,407,998,000

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .